Stock Option and Incentive Plan (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Exercise price range one [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 16.75
Number of options outstanding	285
Weighted Average Remaining Contractual Life (in Years)	$ 2.11
Weighted Average Exercise Price, Outstanding	$ 11.14
Number of Options, Exercisable	245
Weighted Average Exercise Price, Exercisable	$ 10.99
Exercise price range two [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 16.92
Exercise Price, Upper Range	$ 19.12
Number of options outstanding	1,086
Weighted Average Remaining Contractual Life (in Years)	7.22
Weighted Average Exercise Price, Outstanding	$ 17.34
Number of Options, Exercisable	458
Weighted Average Exercise Price, Exercisable	$ 17.47
Exercise price range three [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 19.94
Exercise Price, Upper Range	$ 25.38
Number of options outstanding	1,542
Weighted Average Remaining Contractual Life (in Years)	5.59
Weighted Average Exercise Price, Outstanding	$ 21.37
Number of Options, Exercisable	877
Weighted Average Exercise Price, Exercisable	$ 21.95
Exercise price range four [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 25.89
Exercise Price, Upper Range	$ 26.50
Number of options outstanding	2,058
Weighted Average Remaining Contractual Life (in Years)	6.77
Weighted Average Exercise Price, Outstanding	$ 26.05
Number of Options, Exercisable	1,955
Weighted Average Exercise Price, Exercisable	$ 26.04
Exercise price range five [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.57
Exercise Price, Upper Range	$ 27.47
Number of options outstanding	2,725
Weighted Average Remaining Contractual Life (in Years)	8.84
Weighted Average Exercise Price, Outstanding	$ 26.68
Number of Options, Exercisable	191
Weighted Average Exercise Price, Exercisable	$ 26.72
Exercise price range six [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 27.60
Exercise Price, Upper Range	$ 29.14
Number of options outstanding	4,208
Weighted Average Remaining Contractual Life (in Years)	7.53
Weighted Average Exercise Price, Outstanding	$ 28.59
Number of Options, Exercisable	1,445
Weighted Average Exercise Price, Exercisable	$ 27.92
Exercise price range seven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 29.19
Exercise Price, Upper Range	$ 32.12
Number of options outstanding	2,908
Weighted Average Remaining Contractual Life (in Years)	2.42
Weighted Average Exercise Price, Outstanding	$ 31.18
Number of Options, Exercisable	2,513
Weighted Average Exercise Price, Exercisable	$ 31.22
Exercise price range eight [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 32.15
Exercise Price, Upper Range	$ 33.16
Number of options outstanding	2,890
Weighted Average Remaining Contractual Life (in Years)	6.18
Weighted Average Exercise Price, Outstanding	$ 33.04
Number of Options, Exercisable	2,599
Weighted Average Exercise Price, Exercisable	$ 33.07
Exercise price range nine [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 33.74
Exercise Price, Upper Range	$ 35.00
Number of options outstanding	1,499
Weighted Average Remaining Contractual Life (in Years)	5.44
Weighted Average Exercise Price, Outstanding	$ 34.74
Number of Options, Exercisable	1,287
Weighted Average Exercise Price, Exercisable	$ 34.71
Exercise price range ten [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 35.45
Exercise Price, Upper Range	$ 37.66
Number of options outstanding	905
Weighted Average Remaining Contractual Life (in Years)	5.72
Weighted Average Exercise Price, Outstanding	$ 35.80
Number of Options, Exercisable	746
Weighted Average Exercise Price, Exercisable	$ 35.88
Exercise price range eleven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 38.02
Exercise Price, Upper Range	$ 39.82
Number of options outstanding	340
Weighted Average Remaining Contractual Life (in Years)	$ 5.09
Weighted Average Exercise Price, Outstanding	$ 39.12
Number of Options, Exercisable	340
Weighted Average Exercise Price, Exercisable	$ 39.12